                               ING INVESTORS TRUST
              ING FMR(SM) Diversified Mid Cap Portfolio ("Portfolio")

                    Supplement dated January 19, 2006 to the
  Institutional Class Prospectus, Service Class Prospectus and Service 2 Class
     Prospectus each dated April 29, 2005, and the Adviser Class Prospectus dated April 29, 2005, As Supplemented October 31, 2005

     In conjunction with the reorganization and merger of ING AIM Mid Cap Growth Portfolio into the Portfolio, effective December 5, 2005, the advisory and sub-advisory fees are reduced. The Prospectuses are hereby amended as follows:

  1. The information relating to the Portfolio in the tables entitled "Annual Portfolio Operating Expenses," and the corresponding "Example" under the section entitled "Portfolio Fees and Expenses" on pages 72 and 73, respectively, of the Institutional Class Prospectus, pages 68 and 69, respectively, of the Service Class Prospectus, pages 69 and 70, respectively, of the Service 2 Class Prospectus and pages 57 and 58, respectively, of the Adviser Class Prospectus is hereby deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES

INSTITUTIONAL CLASS

                                                                                                    WAIVERS,
                                                                             TOTAL FUND          REIMBURSEMENTS
                           MANAGEMENT    DISTRIBUTION       OTHER            OPERATING                AND               NET
                              FEE        (12b-1) FEE      EXPENSES(2)         EXPENSES             RECOUPMENT         EXPENSES
------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM)
Diversified Mid
Cap Portfolio                 0.65%          --              0.01%              0.66%                  --                0.66%

SERVICE CLASS

                                                                                              WAIVERS,
                                                                            TOTAL FUND     REIMBURSEMENTS
                  MANAGEMENT    DISTRIBUTION    SHAREHOLDER      OTHER       OPERATING           AND             NET
                     FEE        (12b-1) FEE     SERVICES FEE   EXPENSES(2)   EXPENSES        RECOUPMENT       EXPENSES
-----------------------------------------------------------------------------------------------------------------------
ING FMR(SM)
Diversified
Mid Cap
Portfolio           0.65%           --             0.25%          0.01%         0.91%             --             0.91%

SERVICE 2 CLASS

                                                                                              WAIVERS,
                                                                            TOTAL FUND     REIMBURSEMENTS
                  MANAGEMENT    DISTRIBUTION    SHAREHOLDER      OTHER       OPERATING           AND             NET
                     FEE       (12b-1) FEE(2)   SERVICES FEE   EXPENSES(3)   EXPENSES       RECOUPMENT(2)      EXPENSES
-----------------------------------------------------------------------------------------------------------------------
ING FMR(SM)
Diversified
Mid Cap
Portfolio           0.65%           0.25%          0.25%          0.01%         1.16%            (0.10)%        1.06%

ADVISER CLASS

                                                                                              WAIVERS,
                                                                            TOTAL FUND     REIMBURSEMENTS
                  MANAGEMENT    DISTRIBUTION    SHAREHOLDER      OTHER       OPERATING           AND             NET
                     FEE       (12b-1) FEE(2)   SERVICES FEE   EXPENSES(3)   EXPENSES       RECOUPMENT(2)      EXPENSES
-----------------------------------------------------------------------------------------------------------------------
ING FMR(SM)
Diversified
Mid Cap
Portfolio           0.65%           0.50%          0.25%          0.01%         1.41%            (0.15)%         1.26%

EXAMPLE

INSTITUTIONAL CLASS

                                                      1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio             $ 67           $ 211           $ 368           $ 822

SERVICE CLASS

                                                      1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio             $ 93           $ 290           $ 504           $ 1,120

SERVICE 2 CLASS

                                                      1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio             $ 108           $ 359          $ 629          $ 1,400

ADVISER CLASS

                                                      1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio             $ 128           $ 431           $ 757           $ 1,678

  2. The information relating to the Portfolio in the table under the section entitled "Overall Management of the Trust - Management Fee" found on page 85 of the Institutional Class Prospectus, page 81 of the Service Class Prospectus, page 70 of the Service 2 Class Prospectus and page 71 of the Adviser Class Prospectus is hereby deleted and replaced with the following:

                                                                 FEE PAID TO DSI
          PORTFOLIO                                                DURING 2004
          ----------------------------------------------------------------------
          ING FMR(SM) Diversified Mid Cap Portfolio                   0.65 %

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURN REFERENCE

                               ING INVESTORS TRUST
             ING FMR(SM) Diversified Mid Cap Portfolio ("Portfolio")

                    Supplement dated January 19, 2006 to the
       Institutional Class, Service Class and Service 2 Class Statement of
         Additional Information ("SAI") and the Adviser Class SAI each dated April 29, 2005

     In conjunction with the reorganization and merger of ING AIM Mid Cap Growth Portfolio into the Portfolio, effective December 5, 2005, the advisory and sub-advisory fees are reduced. The SAIs are hereby amended as follows:

  1. The combined information relating to the Portfolio and ING UBS U.S. Allocation Portfolio in the table under the section entitled "Management Agreements" on page 118 of the Institutional Class, Service Class and Service 2 Class SAI and page 99 of the Adviser Class SAI is hereby deleted and replaced with the following:

      PORTFOLIO             RATE
      -----------------------------------------------------------------
      ING FMR(SM)           0.65% on first $1.25 billion in assets;
      Diversified Mid       0.60% on assets in excess of $1.25 billion.
      Cap Portfolio(4)

2. The following is inserted after the information relating to "ING Stock Index Portfolio" on page 120 of Institutional Class, Service Class and Service 2 Class SAI and after the information relating to "ING Salomon Brothers All Cap Portfolio" on page 101 of the Adviser Class SAI in the table under the section entitled "Management Agreements:"

      PORTFOLIO             RATE
      -----------------------------------------------------------------
      ING UBS               0.75% on first $500 million in assets;
      U.S. Allocation       0.70% on next $250 million in assets;
      Portfolio(4)          0.65% on next $500 million in assets; and
                            0.60% on assets in excess of $1.25 billion.

3. The following is added to the footnotes following the table under the section entitled "Management Agreements:"

     (4) For purposes of calculating the management fees payable to DSI, the assets of ING FMR(SM) Diversified Mid Cap Portfolio and ING UBS U.S. Allocation Portfolio will be aggregated at each respective rate stated above.

4. The information relating to the Portfolio in the table under the section entitled "Portfolio Managers" on page 122 of the Institutional Class, Service Class and Service 2 Class SAI and beginning on page 102 of the Adviser Class SAI is hereby deleted and replaced with the following:

PORTFOLIO MANAGER                     PORTFOLIO                           PORTFOLIO MANAGEMENT FEE
---------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research        ING FMR(SM)                         0.40% on the first $250 million; and
Company                               Diversified Mid Cap Portfolio       0.35% on assets in excess of $250 million.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE